Derivative Instruments (Tables)	6 Months Ended
Jun. 30, 2019
Derivative Instruments
Schedule of realized and unrealized gains and losses recognized in earnings

:

	Three Months Ended		Six Months Ended
	June 30,		June 30,
(U.S. Dollars in thousands)	2019	2018	2019	2018
Realized gain (loss):
Interest rate swap contracts	$1,168	$57	$2,246	$(247)
Foreign exchange forward contracts	(658)	134	(1,446)	1,239
Total realized gain (loss):	510	191	800	992
Unrealized gain (loss):
Interest rate swap contracts	(11,521)	2,995	(18,619)	11,942
Foreign exchange forward contracts	693	(1,218)	1,572	(990)
Total unrealized gain (loss):	(10,828)	1,777	(17,047)	10,952
Total realized and unrealized gain (loss) on derivative instruments:	$(10,318)	$1,968	$(16,247)	$11,944